Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets	$ 1,701	$ 494	$ 247
Operating lease liabilities	314	54	51
Total lease expense	$ 2,015	$ 548	$ 298